General Information	12 Months Ended
Jun. 30, 2024
General Information [Abstract]
General information

Note 1. General information

Moolec Science SA (“the Company’’, “the Group” or “Moolec Science’’) is a public limited liability company (société anonyme) incorporated under the laws of the Grand Duchy of Luxembourg on May 23, 2022 (“date of incorporation”), created to develop affordable alternative proteins using molecular farming technology. The Company is registered with the Luxembourg Trade and Companies’ Register (Registre de Commerce et des Sociétés, Luxembourg) under number B268440. Its registered address is 17, Boulevard F.W. Raiffeisen, L-2411 Luxembourg, Grand Duchy of Luxembourg.

Company Reorganization

On December 30, 2022 (the “Closing Date”), the Company consummated the transactions contemplated by the Business Combination Agreement dated as of June 14, 2022, by and among LightJump Acquisition Corporation (“LightJump” or “SPAC”, a Delaware corporation), Moolec Science Limited (“Moolec” or “Moolec Science Limited”, a private limited company incorporated under the laws of England and Wales), the Company, and Moolec Acquisition, Inc. (“Merger Sub”, a Delaware corporation) (referred together with Moolec Science SA as “the Group”), as amended by the Business Combination Agreement dated as of November 18, 2022. Pursuant to the Business Combination Agreement and related agreements:

●	all the issued Moolec Ordinary Shares held by Moolec Shareholders were transferred and contributed in kind to the Company, and were issued, in accordance with the Exchange Ratio (1:0.6370485) (except that the Ordinary Shares to be reduced by the number of Ordinary Shares already held by Moolec Shareholders immediately prior to the transactions contemplated in the Business Combination Agreement (“Exchange”), being a total of 32,500,000 Ordinary Shares;

●	each Moolec SAFE Holder contributed all of its rights and obligations under each Original SAFE to the Company in consideration for the issuance by the Company of a simple agreement for future equity on substantially identical terms (mutatis mutandis) with such adjustments as required under Luxembourg law;

●	each Moolec Shareholder ceased to be the beneficial holder of such Moolec Ordinary Shares and subject to the submission of all filings required under Law (including any filings required to pay stamp duties), the Company was recorded as the registered holder of all Ordinary Shares so exchanged and transferred and is the legal and beneficial owner thereof;

●	immediately prior to the Merger but after the Exchange, each Moolec SAFE Holder subscribed for, received and became holder of Ordinary Shares, in accordance with the respective Moolec SAFE, which included 262,260 Ordinary Shares; and

●	SPAC caused the Certificate of Merger to be executed, acknowledged and filed with the Secretary of State of the State of Delaware in accordance with the applicable provisions of the DGCL in order to effectuate the Merger. The Merger became effective on December 30, 2022.

At the Merger and without any further action on the part of SPAC, Merger Sub, the Company or Moolec or the holders thereunder:

●	each SPAC Common Stock issued and outstanding immediately prior to the Merger, excluding those that had been redeemed subject to any redemption rights, were exchanged with the Company, against the issue by the Company of new Ordinary Shares, under the authorized share capital of the Company and subscribed by the contributing holders of SPAC Common Stock for one validly issued and fully paid Ordinary Share, delivered by the Company;

●	as a result of the Merger, all SPAC Common Stock ceased to be outstanding, was canceled and ceased to exist;

●	each share of common stock, par value $0.01 of Merger Sub issued and outstanding immediately prior to the Merger Effective Time was converted and exchanged for one (1) validly issued, fully paid and nonassessable ordinary share, par value $0.01 per share of the Company; and

●	each SPAC Warrant that was outstanding immediately prior to the Merger, pursuant to the SPAC Warrant Agreement, ceased to represent a right to acquire one SPAC Common Stock and was converted in accordance with the terms of such SPAC Warrant Agreement, at the Merger, into a right to acquire one Ordinary Share of the Company on substantially the same terms as were in effect immediately prior to the Time under the terms of the SPAC Warrant Agreement.

Following the Merger:

●	Moolec’s CFO was freely allotted the shares to satisfy the requirements under the CFO Consulting Agreement.

Prior to the Closing, on December 27, 2022, in connection with the vote to approve the adoption of the Business Combination Agreement at LightJump’s special meeting of stockholders, certain public holders of SPAC Common Stock exercised their right to redeem 2,572,848 shares of SPAC Common Stock for cash at a redemption price of approximately $10.23 per share, for an aggregate redemption amount of approximately $ 26.3 million.

Accordingly, $1,988,975 remained in the Trust Account, for the benefit of the Company, after considering the redemption amount to be paid to the redeeming public holders of SPAC Common Stock.

Additionally, pursuant to the Backstop Agreement, the Sponsor exercised the right to elect to concede Sponsor shares instead of contributing the requisite cash amount under the Backstop Agreement by conceding a total of 200,276 Sponsor shares of SPAC Common Stock to each of Union Group Ventures Limited (“UGVL”) and THEO I SCSp. (“Theo”). UGVL and Theo each contributed $4,005,520 to the Company pursuant to the terms of the Backstop Agreement and in turn the Company issued 400,552 Ordinary Shares to each of UGVL and Theo.

As a result of the Exchange and following the consummation of the Transaction, Moolec and SPAC had become direct wholly-owned subsidiaries of the Company and Moolec shareholders and SPAC shareholders became holders of issued Company Ordinary Shares of Moolec Science S.A.

In accordance with IFRS 2, for the excess of the fair value of shares deemed to have been issued by Moolec over the fair value of LightJump’s identifiable net assets at the date of the Company Reorganization, the Company recognized $ 42,705,061 as listing costs included in line item “Share based payment cost of listing shares” as an expense in the Statements of Operations, being a non-cash item.